Litigation (Tables)	12 Months Ended
Dec. 31, 2019
Litigation provisions
Litigation provisions
	2019
CHF million
Balance at beginning of period	681
Increase in litigation accruals	734
Decrease in litigation accruals	(111)
Decrease for settlements and other cash payments	(495)
Reclassifications	97	[1]
Foreign exchange translation	(8)
Balance at end of period	898
1
At the end of 2018, the Group completed its three-year restructuring plan, implemented in connection with its revised strategy. In 2019, CHF 97 million was transferred from restructuring provision to litigation provision.